Income Tax - Summary of Unrecognized Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 65,024	$ 78,035
Deferred tax asset	8,778	10,535
Other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	33,344	34,873
Deferred tax asset	4,501	4,708
Losses and Tax Pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	31,823
Deferred tax asset	8,592
Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	17,713	21,722
Deferred tax asset	$ 2,398	$ 3,139